Goodwill and Intangible Assets (Details) - USD ($) $ in Millions	12 Months Ended
	Sep. 25, 2015	Sep. 26, 2014	Sep. 27, 2013
Changes in the carrying amount of goodwill, by segment ($ in millions):
Gross goodwill	$ 5,997	$ 5,883	$ 5,919
Accumulated impairment	(1,761)	(1,761)	(1,761)
Carrying Amount of Goodwill	4,236	4,122	4,158
Acquisitions/ Purchase accounting adjustments	347	21
Currency translation	(233)	(57)
NA Integrated Solutions & Services
Changes in the carrying amount of goodwill, by segment ($ in millions):
Gross goodwill	2,096	2,102	2,104
Accumulated impairment	(126)	(126)	(126)
Carrying Amount of Goodwill	1,970	1,976	1,978
Acquisitions/ Purchase accounting adjustments	23	10
Currency translation	(29)	(12)
ROW Integrated Solutions & Services
Changes in the carrying amount of goodwill, by segment ($ in millions):
Gross goodwill	1,854	1,972	1,991
Accumulated impairment	(1,068)	(1,068)	(1,068)
Carrying Amount of Goodwill	786	904	923
Acquisitions/ Purchase accounting adjustments	50	15
Currency translation	(168)	(34)
Global Products
Changes in the carrying amount of goodwill, by segment ($ in millions):
Gross goodwill	2,047	1,809	1,824
Accumulated impairment	(567)	(567)	(567)
Carrying Amount of Goodwill	1,480	1,242	$ 1,257
Acquisitions/ Purchase accounting adjustments	274	(4)
Currency translation	$ (36)	$ (11)